Note 7 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total stage [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 816,778	€ 753,730	€ 747,145
Total stage [Member] | Financial assets held for trading [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	70,763	92,560	65,696
Total stage [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4,404	15,963	11,458
Total stage [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,367	25,790	23,970
Total stage [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	41,993	50,807	30,268
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,888	6,086	5,198
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,511	5,303	4,133
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	129	128	356
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	247	655	709
Total stage [Member] | Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	913	1,092	1,117
Total stage [Member] | Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	53,101	43,687	46,302
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	59,100	60,495	69,537
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,198	1,320	1,100
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	57,876	59,148	68,404
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26	27	33
Total stage [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	433,445	383,870	379,857
Total stage [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	43,700	34,833	35,785
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4,420	5,687	6,229
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	16,066	13,295	14,591
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	369,260	330,055	323,252
Total stage [Member] | Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	624,210	587,789	567,705
Total stage [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	192,568	165,941	179,440
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	136,920	119,618	132,584
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	16,511	11,720	10,665
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	39,137	34,604	36,190
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	57,028	58,587	67,995
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26	27	33
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	386,048	334,772	334,552
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	43,433	34,605	35,759
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4,420	5,687	6,229
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	15,997	13,285	14,565
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	322,199	281,195	277,998
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	181,427	152,914	165,726
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	130,459	112,494	124,104
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	15,214	10,146	9,208
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	35,753	30,274	32,414
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	822	561	410
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33,873	34,418	30,607
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	237	205	6
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	69	10	20
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33,568	34,203	30,581
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	9,993	12,070	12,682
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,283	6,953	8,214
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,015	1,329	1,168
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	2,695	3,789	3,300
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26	0	0
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	13,523	14,680	14,698
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30	22	20
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk		0	6
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	13,493	14,657	14,672
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,147	957	1,032
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	177	171	265
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	281	245	290
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 689	€ 541	€ 477